ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Payables and Accruals [Abstract]
Deposit	$ 30,525	$ 31,493	$ 30,515
Salaries and other payables	31,549	115,785	36,460
Advances from customers	2,913	3,005
Total	$ 64,987	$ 150,283	$ 66,975